Debt - Summary Of Debt Instruments Disclosure (Detail) - Subsidiaries [Member] - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Long-term Debt, Gross		$ 894,399	$ 624,577
Less: unamortized debt issuance costs		(17,084)	(12,132)
Total long-term debt, net of issuance costs		877,315	612,445
Less: current portion	$ (6,412)	(6,412)	(5,856)
Total long-term debt, net	$ 897,855	870,903	606,589
June Two Thousand And Seventeen First Lien Loan [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross		618,721	624,577
May Two Thousand And Twenty First Lien Loan [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross		$ 275,678	$ 0